GuidePath® Flexible Income Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 96.17%
	Alternative Funds - 13.56%
228,513	JPMorgan Research Market Neutral Fund - Class I (c)	$3,265,451
2,419,657	Stone Ridge Diversified Alternatives Fund - Class I	25,769,351
535,384	Vanguard Market Neutral Fund - Institutional Shares (c)	7,056,366
		36,091,168
	Domestic Equity Funds - 1.25%
113,146	Goldman Sachs US Equity Dividend and Premium Fund - Institutional Class	1,683,613
120,137	JPMorgan Equity Premium Income Fund - Class I	1,649,474
		3,333,087
	Domestic Fixed Income Funds - 66.60%
566,254	iShares Broad USD High Yield Corporate Bond ETF (a)	20,583,333
117,346	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	12,985,508
1,814,013	JPMorgan Short Duration Core Plus Fund - Class I	16,580,079
188,589	SPDR Bloomberg Barclays High Yield Bond ETF (a)	17,865,036
209,876	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	5,276,283
416,306	SPDR Portfolio Short Term Treasury ETF (a)	12,093,689
6,548,682	Vanguard High-Yield Corporate Fund - Admiral Shares	35,493,857
581,696	Vanguard Long-Term Treasury ETF (a)	35,791,756
579,435	Xtrackers USD High Yield Corporate Bond ETF (a)	20,598,914
		177,268,455
	Emerging Markets Fixed Income Funds - 4.87%
203,091	Vanguard Emerging Markets Government Bond ETF	12,947,051
	Opportunistic Fixed Income Funds - 9.89%
808,322	Eaton Vance Short Duration Strategic Income Fund - Class I	5,359,175
1,313,904	JPMorgan Income Fund - Class I	10,971,101
1,033,259	JPMorgan Unconstrained Debt Fund - Class I	10,001,943
		26,332,219
	Total Investment Companies (Cost $248,724,851)	255,971,980

	SHORT TERM INVESTMENTS - 2.22%
	Money Market Funds - 2.22%
5,895,855	JPMorgan US Government Money Market Fund
	Effective Yield, 5.29% (b)	5,895,855
	Total Short Term Investments (Cost $5,895,855)	5,895,855
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 19.30%
51,376,553	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (b)	51,376,553
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $51,376,553)	51,376,553

	Total Investments (Cost $305,997,259) - 117.69%	313,244,388
	Liabilities in Excess of Other Assets - (17.69)%	(47,082,485)
	TOTAL NET ASSETS - 100.00%	$266,161,903

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2023.
(c)
Certain GuidePath Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the oustanding shares of each underlying fund, and therefore are potentially illiquid, amount to $2,966,578 or 1.11% of total net assets as of December 31, 2023.